Revenue - Revenue from the Transfer of Goods and Services (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	$ 245,252	$ 268,703
Point-in-time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	243,375	263,701
Over-time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	1,877	5,002
Cannabis | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	288,592	311,909
Cannabis | Revenue from provision of services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	1,877	5,002
Cannabis | Excise taxes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	(45,217)	(49,297)
Cannabis | Point-in-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	288,592	311,909
Cannabis | Point-in-time | Revenue from provision of services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	0	0
Cannabis | Point-in-time | Excise taxes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	(45,217)	(49,297)
Cannabis | Over-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	0	0
Cannabis | Over-time | Revenue from provision of services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	1,877	5,002
Cannabis | Over-time | Excise taxes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue	$ 0	0
Other | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue		1,089
Other | Point-in-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue		1,089
Other | Over-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Revenue		$ 0